Remuneration System for the Management Board and Employees of the Group - Summary of Remuneration of Supervisory Board (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	€ 625,872	€ 634,752
Dr. Marc Cluzel [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	165,010	160,610
Wendy Johnson [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	89,084	85,684
Sharon Curran [Member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	74,684	75,284
Dr George Golumbeski [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	102,126	96,145
Sharon Curran [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	96,084	88,779
Michael Brosnan [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	98,884	95,684
Dr. Frank Morich [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	0	32,566
Fixed compensation [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	386,272	398,752
Fixed compensation [member] | Dr. Marc Cluzel [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	104,210	104,210
Fixed compensation [member] | Wendy Johnson [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	57,284	57,284
Fixed compensation [member] | Sharon Curran [Member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	45,284	45,284
Fixed compensation [member] | Dr George Golumbeski [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	70,926	65,345
Fixed compensation [member] | Sharon Curran [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	51,284	49,579
Fixed compensation [member] | Michael Brosnan [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	57,284	57,284
Fixed compensation [member] | Dr. Frank Morich [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	0	19,766
Attendance fee [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	239,600	236,000
Attendance fee [member] | Dr. Marc Cluzel [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	60,800	56,400
Attendance fee [member] | Wendy Johnson [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	31,800	28,400
Attendance fee [member] | Sharon Curran [Member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	29,400	30,000
Attendance fee [member] | Dr George Golumbeski [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	31,200	30,800
Attendance fee [member] | Sharon Curran [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	44,800	39,200
Attendance fee [member] | Michael Brosnan [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	41,600	38,400
Attendance fee [member] | Dr. Frank Morich [member]
Remuneration of Supervisory Board [Line Items]
Remuneration of Supervisory Board	€ 0	€ 12,800